Interest and Finance Costs (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Interest and Finance Costs [Abstract]
Interest on long-term debt	$ 7,520	$ 5,534
Amortization of debt issuance costs	570	237
Other	598	30
Total	8,688	5,801
Interest and Finance Costs - Related Party [Abstract]
Amortization of debt issuance costs related party	4	11
Convertible notes amortization of debt discount	2,084	748
Total	4,241	1,900
Long-term Debt [Member]
Interest and Finance Costs - Related Party [Abstract]
Interest expense	802	380
Convertible Notes [Member]
Interest and Finance Costs - Related Party [Abstract]
Interest expense	1,351	761
Convertible notes amortization of debt discount	$ 2,084	$ 748